Other Financial Liabilities - Summary of Unsecured Bonds by Currency and Maturity (Detail) - Unsecured Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 409,087	$ 264,634
Non-current, Maturity	2,864,794	3,357,885
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	254,029	99,500
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	155,058	165,134
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	356,954	387,839
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	330,272	388,349
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	606,092	521,212
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	351,986	479,064
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,219,490	$ 1,581,421
Chile | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.30%	5.30%
Current, Maturity	$ 4,405	$ 4,471
Non-current, Maturity	$ 588,112	$ 586,224
Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.75%	5.75%
Current, Maturity	$ 7,103	$ 6,228
Non-current, Maturity	3,611	9,766
Chile | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,405	4,471
Chile | More than 90 Days [Member] | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,103	6,228
Chile | One to two years | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,611	6,543
Chile | Two to three years | Unidad de Fomento (funds code)
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,223
Chile | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 588,112	$ 586,224
Peru | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.34%	6.06%
Current, Maturity	$ 275	$ 10,420
Non-current, Maturity	$ 10,017	$ 10,001
Peru | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%	6.26%
Current, Maturity	$ 32,875	$ 45,580
Non-current, Maturity	318,672	377,780
Peru | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		418
Peru | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,531	3,992
Peru | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	275	10,002
Peru | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	29,344	41,588
Peru | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	31,787	30,152
Peru | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	44,225	34,675
Peru | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	42,126	48,244
Peru | Four to five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	38,697	45,954
Peru | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,017	10,001
Peru | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 161,837	$ 218,755
Colombia | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.74%	7.71%
Current, Maturity	$ 325,313	$ 133,909
Non-current, Maturity	1,184,997	1,389,849
Colombia | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	245,073	33,128
Colombia | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	80,240	100,781
Colombia | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	254,173	307,641
Colombia | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	223,554	264,755
Colombia | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	202,170	232,874
Colombia | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	220,981	134,501
Colombia | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 284,119	$ 450,078
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%	7.33%
Current, Maturity	$ 39,116	$ 64,026
Non-current, Maturity	759,385	984,265
Brazil | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,425	61,962
Brazil | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	33,691	2,064
Brazil | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	67,383	43,503
Brazil | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	62,493	85,696
Brazil | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	361,796	240,094
Brazil | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	92,308	298,609
Brazil | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 175,405	$ 316,363